SHARE-BASED COMPENSATION (Summary of Share Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
2009 Plan [Member]
Number of Shares
Cancelled	(307,128)
Share Options [Member] | 2004 Plan [Member]
Number of Shares
Outstanding at December 31, 2013	253,590
Exercised	(32,478)
Forfeited
Expired
Outstanding at December 31, 2014	221,112
Vested and expected to vest at December 31, 2014	221,112
Exercisable at December 31, 2014	221,112
Weighted Average Exercise Price
Outstanding at December 31, 2013	6.42
Exercised	6.71
Forfeited
Expired
Outstanding at December 31, 2014	6.38
Vested and expected to vest at December 31, 2014	6.38
Exercisable at December 31, 2014	6.38
Weighted Average Remaining Contractual Term
Outstanding at December 31, 2014	4 years 2 months 12 days
Vested and expected to vest at December 31, 2014	4 years 2 months 12 days
Exercisable at December 31, 2014	4 years 2 months 12 days
Aggregated Intrinsic Value
Outstanding at December 31, 2014	574
Vested and expected to vest at December 31, 2014	574
Exercisable at December 31, 2014	574
Share Options [Member] | 2009 Plan [Member]
Number of Shares
Outstanding at December 31, 2013	1,757,034
Granted
Exercised	(527,728)
Forfeited	(164,901)
Cancelled	(307,128)
Expired	(6,250)
Outstanding at December 31, 2014	751,027
Vested and expected to vest at December 31, 2014	703,155
Exercisable at December 31, 2014	282,621
Weighted Average Exercise Price
Outstanding at December 31, 2013	7.32
Granted
Exercised	6.24
Forfeited	7.83
Cancelled	8.01
Expired	8.02
Outstanding at December 31, 2014	7.69
Vested and expected to vest at December 31, 2014	7.64
Exercisable at December 31, 2014	7.47
Weighted Average Remaining Contractual Term
Outstanding at December 31, 2014	1 year 9 months 14 days
Vested and expected to vest at December 31, 2014	1 year 9 months 7 days
Exercisable at December 31, 2014	1 year 6 months 14 days
Aggregated Intrinsic Value
Outstanding at December 31, 2014	999
Vested and expected to vest at December 31, 2014	962
Exercisable at December 31, 2014	425